CORPORATE BORROWINGS - Narrative (Details) $ in Millions, $ in Billions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,659		$ 4,500
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,200		$ 3,000
Canadian dollars
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 4.0		$ 4.1
Floating rate | Weighted average
Disclosure of detailed information about borrowings [line items]
Corporate borrowings, Interest Rate	4.60%	4.60%	4.80%	4.80%